LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES
	June 30,	December 31,
	2024	2023
Weighted average remaining lease term (in years)	2.65	3.86
Weighted average discount rate	9.10%	8.10%

	December 31,	December 31,
	2023	2022
Weighted average remaining lease term (in years)	3.86	2.08
Weighted average discount rate	8.10%	7.57%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of June 30, 2024, were as follows:

For the Years Ended,
December 31,
Remainder of 2024	$154,659
2025	211,980
2026	207,944
2027	80,459
Total minimum lease payments	655,042
Less: imputed interest	(76,937)
Present value of future minimum lease payments	578,105

Current operating lease liabilities	222,243
Non-current operating lease liabilities	$355,862

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of December 31, 2023 were as follows:

For the Year Ended,
December 31,
2024	$514,193
2025	460,980
2026	485,504
2027	418,442
2028	102,211
Total minimum lease payments	1,981,330
Less: imputed interest	(298,917)
Present value of future minimum lease payments	1,682,413

Current operating lease liabilities	391,547
Non-current operating lease liabilities	$1,290,866

SCHEDULE OF FINANCING LEASE WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES
	June 30,	December 31,
	2024	2023
Weighted average remaining lease term (in years)	3.00	N/A
Weighted average discount rate	12.08%	N/A

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCING LEASES
For the Years Ended,
December 31,
Remainder of 2024	$19,825
2025	39,650
2026	39,650
2027	12,898
2028	-
Total minimum lease payments	112,023
Less: imputed interest	(14,960)
Present value of future minimum lease payments	97,063

Current operating lease liabilities	29,524
Non-current operating lease liabilities	$67,539